Property and equipment	12 Months Ended
Jun. 30, 2026
Property and equipment
Property and equipment

15.    Property and equipment

Changes in Property and equipment during the years presented were as follows:

	Construction	Leasehold	Other fixed assets and	Total property and
(in € thousands)	in progress	improvements	office equipment	equipment
Cost
As of July 1, 2024	—	18,215	49,672	67,888
Additions through business combination	360	2,547	17,086	19,993
Additions	843	590	1,462	2,895
Transfer	(1,012)	(670)	1,682	—
Disposals	—	(50)	(7,997)	(8,047)
Currency Translation	(12)	(39)	45	(6)
As of June 30, 2025	180	20,593	61,950	82,723

Accumulated depreciation and impairment
As of July 1, 2024	—	8,050	16,184	24,234
Depreciation charge of the year	—	1,322	6,183	7,505
Impairment losses	—	2,332	739	3,071
Disposals	—	—	(7,988)	(7,988)
As of June 30, 2025	—	11,704	15,117	26,821

Carrying amount
As of July 1, 2024	—	10,166	33,487	43,653
As of June 30, 2025	180	8,889	46,832	55,901

Cost
As of July 1, 2025	180	20,593	61,950	82,723
Additions	5,744	3,582	3,828	13,154
Transfer	(5,038)	4,701	337	—
Disposals	250	(8,984)	(2,307)	(11,041)
Currency Translation	—	(196)	(261)	(456)
As of June 30, 2026	1,136	19,697	63,548	84,381

Accumulated depreciation and impairment
As of July 1, 2025	—	11,704	15,117	26,821
Depreciation charge of the year	—	3,585	9,147	12,731
Disposals	—	(8,265)	(798)	(9,063)
Currency Translation	—	(267)	(355)	(622)
As of June 30, 2026	—	6,756	23,111	29,867

Carrying amount
As of July 1, 2025	180	8,889	46,833	55,902
As of June 30, 2026	1,136	12,941	40,437	54,514

Property and equipment decreased from €55,901 thousand as of June 30, 2025 to €54,514 thousand as of June 30, 2026.